Employee Benefit Plan, Master Trust (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Master Trust [Text Block]
(4) Investment Trust

A portion of the Plan's investments are held in the Investment Trust, a master trust which was established for the investment of assets of the Plan and several other General Mills defined contribution and defined benefit pension plans. The Plan has a divided interest in the Investment Trust. Mellon Trust is the Trustee and custodian of the Investment Trust. Investment managers each manage a portion of the Investment Trust and make investment decisions for the assets for which they are responsible within guidelines established by the General Mills Benefit Finance Committee.

Transactions and assets of the Investment Trust, as well as the Plan investments are accounted for utilizing the following accounting methodologies:

•Short-term investments largely consist of a collective trust fund valued at net asset value (NAV) daily by the fund with the ability to redeem daily at that price. For these funds, NAV is considered to be the readily determinable fair value and is supported by the unit prices of actual purchase and sale transactions. Issuances and redemptions of participant units are made on each business day. Participant units are typically purchased and redeemed at a constant NAV of $1.00 per unit. In the event that a significant disparity develops between the constant NAV and the fair value-based NAV of the fund, the Trustee may determine that continued issuance or redemption at a constant $1.00 net asset value would create inequitable results for the fund’s unit holders. In these circumstances, the Trustee, in its sole discretion and acting on behalf of the fund’s unit holders, may direct that units be issued or redeemed at the fair value-based NAV until such time as the disparity between the fair value-based and the constant NAV per unit is deemed to be immaterial. The short-term collective trust is designed to provide safety of principal, daily liquidity, and a competitive yield by investing in high quality money market instruments.

•Common and preferred stocks are valued by the Trustee at quoted market closing prices on the valuation date.

•Certain common/collective trusts (CCTs) are valued at NAV daily by the funds with the ability to trade at that price at least weekly. For these CCTs, NAV is considered to be readily determinable fair value. Other common/collective trusts are valued based on NAV, as reported by the funds, which is used as a practical expedient to estimate fair value and are therefore excluded from the fair value table. These CCTs have a redemption frequency greater than 7 days. There are no unfunded commitments to such funds at December 31, 2025 and 2024.

•Investments in registered investment companies traded on national exchanges are valued by the Trustee at the quoted market closing price on the valuation date. If not traded on national exchanges, they are valued based on the net asset value, which is considered to be the readily determinable fair value provided by the investment manager.

•Investments in fully benefit-responsive contracts are valued based on the contract value, as discussed in note 5.

•Pooled funds consist of the Pooled Private Equity Fund and the Pooled Real Estate Asset Fund. The Plan’s investment is valued at NAV as determined by the Trustee.

The following table summarizes the Investment Trust’s investments that were accounted for at fair value within the fair value hierarchy of ASC 820 as of December 31, 2025 and 2024:

	2025
Description	Level 1	Level 2	Level 3	Total
Investment Trust Assets, at fair value:
Short-term investments	$—	$39,479,572	$—	$39,479,572
Common and preferred stock	843,663,421	—	—	843,663,421
General Mills, Inc. common stock	237,799,838	—	—	237,799,838
Common/collective trusts	—	4,147,929,101	—	4,147,929,101

Total Investment Trust Assets in the fair value hierarchy	$1,081,463,259	$4,187,408,673	$—	$5,268,871,932
Investments measured at net asset value (a)				21,063,178
Total investments				$5,289,935,110

(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy and are included here for reconciliation purposes only.

	2024
Description	Level 1	Level 2	Level 3	Total
Investment Trust Assets, at fair value:
Short-term investments	$—	$34,792,195	$—	$34,792,195
Common and preferred stock	815,960,272	—	—	815,960,272
General Mills, Inc. common stock	352,374,335	—	—	352,374,335
Common/collective trusts	—	3,715,095,786	—	3,715,095,786

Total Investment Trust Assets in the fair value hierarchy	$1,168,334,607	$3,749,887,981	$—	$4,918,222,588
Investments measured at net asset value (a)				19,909,179
Total investments				$4,938,131,767

(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy and are included here for reconciliation purposes only.
Net assets and net investment income of the Investment Trust are allocated to the General Mills defined contribution and defined benefit pension plans based on each plan’s interest in the investment funds of each pool of assets within the Investment Trust.

The following table summarizes the net assets of the Investment Trust and the Plan’s Interest as of December 31, 2025 and 2024:

	2025		2024
	Investment Trust	Plan's Interest	Investment Trust	Plan's Interest
Investments, at fair value and NAV:
Short-term investments	$39,479,572	$35,701,222	$34,792,195	$30,326,779
Common and preferred stock	843,663,421	634,508,170	815,960,272	591,666,040
General Mills, Inc. common stock	237,799,838	237,799,838	352,374,335	352,374,335
Common/collective trusts	4,147,929,101	3,807,469,448	3,715,095,786	3,380,245,297
Investment in pooled funds	21,063,178	21,063,178	19,909,179	19,909,179
Total investments, at fair value and NAV	5,289,935,110	4,736,541,856	4,938,131,767	4,374,521,630
Fully benefit-responsive investment contracts, at contract value	337,658,470	337,658,470	338,114,107	326,888,719
Total investments	5,627,593,580	5,074,200,326	5,276,245,874	4,701,410,349
Interest and dividends receivable	1,547,503	1,434,984	2,353,766	1,324,971
Net receivable (payable) for unsettled investment activity	233,926	176,061	(463,392)	(336,013)
Net other (payables) receivables	(2,223,872)	(1,444,594)	17,223,079	17,709,216
Net assets	$5,627,151,137	$5,074,366,777	$5,295,359,327	$4,720,108,523

The following table summarizes the net investment income for the year ended December 31, 2025:

Investment income:
Net change in fair value of investments	$765,491,793
Interest	4,149,676
Dividends	20,986,091
Net investment income	$790,627,560
		(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy and are included here for reconciliation purposes only.
EBP, Investment, Fair Value	$ 5,336,901,264	$ 4,983,694,927
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value	5,074,366,777	4,720,108,523
EBP, Net Asset Available for Benefit	5,395,143,170	5,041,221,350
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	668,111,876
EBP, Investment, Plan Interest in Master Trust, Fair Value	5,289,935,110	4,938,131,767
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	262,534,487	263,586,404
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0
EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,289,935,110	4,938,131,767
EBP, Investment, Fair and Contract Value	5,627,593,580	5,276,245,874
EBP, Investment Income, Receivable	1,547,503	2,353,766
EBP, Investment Sale, Receivable	233,926	(463,392)
EBP, Other Receivable	(2,223,872)	17,223,079
EBP, Net Asset Available for Benefit	5,627,151,137	5,295,359,327
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	765,491,793
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	4,149,676
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	20,986,091
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	790,627,560
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	4,736,541,856	4,374,521,630
EBP, Investment, Fair and Contract Value	5,074,200,326	4,701,410,349
EBP, Investment Income, Receivable	1,434,984	1,324,971
EBP, Investment Sale, Receivable	176,061	(336,013)
EBP, Other Receivable	(1,444,594)	17,709,216
EBP, Net Asset Available for Benefit	5,074,366,777	4,720,108,523
Short-Term Investments [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	39,479,572	34,792,195
Short-Term Investments [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	35,701,222	30,326,779
Mutual Fund [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	21,063,178	19,909,179
Mutual Fund [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	21,063,178	19,909,179
Common Collective Trust [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	4,147,929,101	3,715,095,786
Common Collective Trust [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,807,469,448	3,380,245,297
Common Stock [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	843,663,421	815,960,272
Common Stock [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	634,508,170	591,666,040
EBP, Employer, Common Stock [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	237,799,838	352,374,335
EBP, Employer, Common Stock [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	237,799,838	352,374,335
EBP, Synthetic Investment Contract [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	337,658,470	338,114,107
EBP, Investment, Fair and Contract Value	337,658,470	338,114,107
EBP, Synthetic Investment Contract [Member] | EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Contract Value	337,658,470	326,888,719
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	5,268,871,932	4,918,222,588
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	262,534,487	263,586,404
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Short-Term Investments [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	39,479,572	34,792,195
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	4,147,929,101	3,715,095,786
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	843,663,421	815,960,272
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Employer, Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	237,799,838	352,374,335
Fair Value, Inputs, Level 1 [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,081,463,259	1,168,334,607
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	254,673,250	254,098,964
Fair Value, Inputs, Level 1 [Member] | Short-Term Investments [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	843,663,421	815,960,272
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	237,799,838	352,374,335
Fair Value, Inputs, Level 2 [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	4,187,408,673	3,749,887,981
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,861,237	9,487,440
Fair Value, Inputs, Level 2 [Member] | Short-Term Investments [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	39,479,572	34,792,195
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	4,147,929,101	3,715,095,786
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value	21,063,178	19,909,179
Fair Value, Inputs, Level 3 [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Short-Term Investments [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Employer, Common Stock [Member]
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 0	$ 0